united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 93.8%
$ 119,582	Loan ID 200003	Fixed	7.250%	9/1/2035	$ 109,593
262,833	Loan ID 200004	Fixed	7.990%	10/1/2036	275,975
68,700	Loan ID 200006	ARM	7.990%	1/1/2036	72,135
50,669	Loan ID 200008	ARM	4.250%	3/28/2035	53,203
51,178	Loan ID 200012	ARM	9.800%	7/1/2037	50,211
56,884	Loan ID 200013	Fixed	5.250%	9/1/2040	32,372
39,473	Loan ID 200016	ARM	10.375%	1/1/2031	41,446
53,006	Loan ID 200018	Fixed	7.000%	1/1/2033	54,147
60,904	Loan ID 200019	Fixed	7.000%	12/1/2036	63,949
76,663	Loan ID 200020	Fixed	5.630%	7/1/2033	80,496
100,420	Loan ID 200023	Fixed	5.875%	12/1/2050	79,575
132,718	Loan ID 200025	ARM	3.375%	3/1/2034	138,707
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	144,577
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	224,082
217,077	Loan ID 200029	Fixed	6.310%	7/1/2037	216,378
337,301	Loan ID 200032	Fixed	3.130%	1/1/2051	305,699
559,341	Loan ID 200035	Fixed	4.625%	11/1/2050	512,315
66,487	Loan ID 200036	Fixed	7.940%	1/12/2034	69,811
164,438	Loan ID 200037	Fixed	7.800%	5/1/2035	158,364
120,997	Loan ID 200041	Fixed	4.875%	8/1/2039	126,866
41,464	Loan ID 200042	Fixed	7.000%	12/1/2037	43,537
62,911	Loan ID 200043	Fixed	6.125%	7/1/2039	66,056
120,595	Loan ID 200045	Fixed	5.625%	12/1/2038	126,625
37,513	Loan ID 200046	Fixed	8.000%	7/1/2027	39,388
53,051	Loan ID 200048	Fixed	5.500%	8/1/2039	55,703
157,815	Loan ID 200052	Fixed	5.125%	5/1/2040	165,706
61,091	Loan ID 200053	Fixed	5.000%	9/1/2042	32,067
55,880	Loan ID 200054	Fixed	8.250%	3/1/2039	58,674
83,505	Loan ID 200055	Fixed	10.000%	1/5/2036	87,681
127,883	Loan ID 200057	ARM	3.500%	10/1/2036	119,671
59,294	Loan ID 200059	Fixed	6.000%	8/1/2039	54,111
34,929	Loan ID 200060	Fixed	5.750%	8/1/2039	36,675
26,201	Loan ID 200065	ARM	7.500%	1/1/2037	27,511
220,711	Loan ID 200072	Fixed	0.000%	2/1/2051	223,950
164,057	Loan ID 200073	Fixed	0.000%	2/1/2026	166,299
154,538	Loan ID 200074	Fixed	0.000%	2/1/2031	156,639
204,168	Loan ID 200075	Fixed	4.250%	2/1/2042	207,292
170,655	Loan ID 200076	Fixed	4.250%	12/1/2041	140,636
32,117	Loan ID 200078	Fixed	7.000%	8/1/2036	31,011
134,799	Loan ID 200079	Fixed	3.000%	8/1/2049	82,576
137,156	Loan ID 200081	Fixed	2.000%	9/1/2037	42,086
67,953	Loan ID 200082	Fixed	8.250%	4/1/2040	60,588
186,662	Loan ID 200084	Fixed	7.000%	3/1/2039	158,609
197,571	Loan ID 200086	Fixed	4.000%	11/1/2050	128,272

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 224,031	Loan ID 200087	Fixed	6.000%	3/1/2051	$ 179,832
123,557	Loan ID 200088	Fixed	7.000%	6/1/2039	104,786
268,242	Loan ID 200089	Fixed	2.000%	3/1/2052	169,246
274,384	Loan ID 200090	Fixed	3.000%	11/1/2036	63,578
284,292	Loan ID 200091	Fixed	3.000%	11/1/2051	209,655
258,235	Loan ID 200092	Fixed	3.375%	5/1/2036	166,438
134,601	Loan ID 200093	Fixed	5.000%	2/1/2038	140,326
234,518	Loan ID 200094	ARM	3.375%	9/1/2037	186,770
377,948	Loan ID 200100	Fixed	5.000%	7/1/2037	354,132
74,125	Loan ID 200102	Fixed	8.250%	3/1/2040	66,271
184,870	Loan ID 200105	Fixed	4.000%	12/1/2050	79,280
156,004	Loan ID 200106	Fixed	2.000%	2/1/2052	65,673
441,355	Loan ID 200107	Fixed	2.000%	7/1/2052	212,637
185,287	Loan ID 200108	Fixed	3.000%	6/1/2047	132,478
112,829	Loan ID 200110	Fixed	8.250%	8/1/2039	112,911
206,929	Loan ID 200111	Fixed	6.000%	11/1/2050	62,341
125,313	Loan ID 200114	Fixed	3.000%	10/1/2051	73,928
405,499	Loan ID 200115	Fixed	2.000%	11/1/2051	131,758
147,359	Loan ID 200116	Fixed	7.125%	3/1/2039	142,358
404,513	Loan ID 200125	Fixed	3.000%	5/1/2051	203,535
125,658	Loan ID 200126	Fixed	8.250%	8/1/2039	125,866
141,983	Loan ID 200127	Fixed	5.000%	8/1/2039	46,704
72,763	Loan ID 200128	Fixed	4.000%	7/1/2037	40,728
460,012	Loan ID 200129	Fixed	4.625%	3/1/2052	324,389
33,801	Loan ID 200131	Fixed	3.875%	11/1/2027	33,489
228,176	Loan ID 200133	Fixed	3.490%	1/1/2043	220,225
184,414	Loan ID 200134	Fixed	3.750%	12/1/2042	181,726
123,588	Loan ID 200135	Fixed	4.375%	12/1/2042	125,724
226,584	Loan ID 200136	Fixed	2.875%	10/1/2027	206,330
126,873	Loan ID 200137	Fixed	4.500%	9/1/2042	129,374
45,162	Loan ID 200139	Fixed	4.625%	5/1/2027	46,637
79,388	Loan ID 200141	Fixed	4.250%	2/1/2042	66,579
127,116	Loan ID 200143	Fixed	3.000%	2/1/2037	119,253
390,204	Loan ID 200145	Fixed	3.000%	8/1/2051	252,757
100,089	Loan ID 200152	ARM	3.750%	9/1/2037	102,804
122,981	Loan ID 200157	Fixed	3.750%	1/1/2043	122,981
157,062	Loan ID 200158	Fixed	3.625%	12/1/2042	151,037
127,114	Loan ID 200160	Fixed	3.250%	2/1/2043	119,680
467,265	Loan ID 200161	Fixed	3.875%	11/1/2041	464,570
225,173	Loan ID 200162	Fixed	3.875%	7/1/2042	223,444
119,442	Loan ID 200163	Fixed	4.000%	1/1/2042	119,446
198,280	Loan ID 200165	Fixed	4.375%	12/1/2041	202,083
117,138	Loan ID 200166	Fixed	4.000%	2/1/2032	116,966
122,664	Loan ID 200168	Fixed	3.750%	10/1/2042	119,709

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 24,065	Loan ID 200169	Fixed	6.923%	9/1/2034	$ 25,268
141,277	Loan ID 200172	Fixed	7.250%	2/1/2037	145,311
91,434	Loan ID 200174	Fixed	7.340%	4/1/2037	96,006
53,132	Loan ID 200175	Fixed	9.600%	5/1/2037	54,814
53,264	Loan ID 200177	Fixed	8.000%	1/11/2022	55,927
16,969	Loan ID 200179	Fixed	7.250%	7/27/2019	17,817
112,220	Loan ID 200181	Fixed	7.500%	6/1/2041	116,207
74,251	Loan ID 200184	Fixed	4.375%	12/1/2042	75,471
28,343	Loan ID 200185	Fixed	5.375%	6/1/2042	29,760
54,033	Loan ID 200186	Fixed	5.125%	8/1/2042	56,734
151,228	Loan ID 200188	Fixed	3.875%	2/1/2043	149,826
336,608	Loan ID 200190	Fixed	3.625%	11/1/2042	328,776
131,185	Loan ID 200191	Fixed	4.125%	11/1/2042	132,367
165,163	Loan ID 200194	Fixed	4.750%	9/1/2041	172,417
267,363	Loan ID 200195	Fixed	3.875%	3/1/2042	265,394
101,001	Loan ID 200196	Fixed	4.500%	1/1/2043	103,177
39,348	Loan ID 200197	Fixed	4.750%	11/1/2042	40,570
41,186	Loan ID 200198	Fixed	5.250%	10/1/2042	43,245
289,815	Loan ID 200199	Fixed	4.000%	9/1/2042	288,927
246,822	Loan ID 200200	Fixed	3.875%	9/1/2042	209,315
55,098	Loan ID 200201	Fixed	5.125%	8/1/2041	57,853
59,451	Loan ID 200202	Fixed	4.375%	12/1/2042	60,564
24,065	Loan ID 200206	Fixed	3.990%	12/1/2042	23,922
49,274	Loan ID 200208	Fixed	4.250%	1/1/2043	49,720
207,791	Loan ID 200209	Fixed	3.875%	8/1/2042	206,423
135,370	Loan ID 200212	Fixed	3.875%	2/1/2042	114,755
285,358	Loan ID 200213	Fixed	4.125%	1/1/2038	248,166
57,256	Loan ID 200214	Fixed	5.750%	7/1/2039	60,119
115,849	Loan ID 200216	Fixed	5.750%	9/1/2039	112,861
145,924	Loan ID 200217	Fixed	5.250%	7/1/2040	153,221
75,695	Loan ID 200218	Fixed	4.250%	12/1/2041	48,306
200,923	Loan ID 200219	Fixed	4.250%	4/1/2043	203,689
216,041	Loan ID 200220	Fixed	3.875%	5/1/2043	184,128
166,133	Loan ID 200221	Fixed	4.250%	4/1/2043	166,689
210,361	Loan ID 200224	Fixed	4.000%	7/1/2043	210,784
82,580	Loan ID 200226	Fixed	5.250%	7/1/2041	86,709
51,359	Loan ID 200228	Fixed	4.625%	8/1/2042	52,746
163,748	Loan ID 200229	Fixed	3.750%	7/1/2042	159,018
147,439	Loan ID 200230	Fixed	3.500%	2/1/2043	140,163
131,646	Loan ID 200231	Fixed	3.625%	12/1/2042	112,862
69,259	Loan ID 200232	Fixed	3.875%	8/1/2042	68,794
163,721	Loan ID 200233	Fixed	2.990%	11/1/2027	151,005
94,058	Loan ID 200235	Fixed	3.750%	12/1/2042	92,420

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 315,588	Loan ID 200238	ARM	4.250%	7/1/2035	$ 166,305
119,688	Loan ID 200243	Fixed	3.750%	4/1/2043	116,770
28,225	Loan ID 200244	Fixed	5.000%	5/1/2042	29,284
203,915	Loan ID 200245	Fixed	3.875%	3/1/2043	202,127
92,271	Loan ID 200286	Fixed	4.500%	7/1/2043	94,757
101,386	Loan ID 200287	Fixed	4.375%	7/1/2043	103,165
340,472	Loan ID 200288	Fixed	4.375%	11/1/2041	347,886
346,545	Loan ID 200289	Fixed	5.500%	9/1/2043	363,872
292,641	Loan ID 200290	Fixed	4.250%	4/1/2043	296,888
257,872	Loan ID 200295	Fixed	3.875%	6/1/2043	254,950
208,075	Loan ID 200296	Fixed	3.250%	2/1/2043	195,843
180,226	Loan ID 200297	Fixed	3.375%	10/1/2042	171,903
195,947	Loan ID 200299	Fixed	3.625%	10/1/2042	190,783
118,934	Loan ID 200300	Fixed	8.400%	10/20/2037	124,881
110,193	Loan ID 200302	Fixed	9.875%	10/1/2035	115,703
141,886	Loan ID 200304	Fixed	7.250%	10/1/2033	141,886
722,954	Loan ID 200306	Fixed	4.870%	5/1/2049	750,016
48,207	Loan ID 200307	Fixed	6.500%	7/1/2031	48,207
209,719	Loan ID 200309	Fixed	3.000%	12/1/2048	184,416
133,361	Loan ID 200312	Fixed	9.000%	4/1/2039	131,199
44,066	Loan ID 200313	Fixed	8.500%	3/1/2028	46,270
306,802	Loan ID 200315	ARM	3.750%	6/1/2037	263,860
74,080	Loan ID 200317	Fixed	7.000%	9/1/2032	77,784
294,660	Loan ID 200318	Fixed	6.500%	10/1/2036	298,207
547,556	Loan ID 200324	Fixed	5.500%	11/1/2037	244,587
553,716	Loan ID 200325	Fixed	6.000%	5/1/2042	217,811
77,295	Loan ID 200326	Fixed	8.375%	10/1/2036	81,159
149,786	Loan ID 200327	Fixed	6.790%	10/26/2036	157,275
253,235	Loan ID 200330	Fixed	7.000%	8/1/2037	262,440
102,439	Loan ID 200332	Fixed	5.775%	10/1/2037	107,561
91,022	Loan ID 200334	Fixed	7.000%	1/1/2033	95,573
271,906	Loan ID 200335	Fixed	2.000%	11/1/2052	158,647
119,413	Loan ID 200336	Fixed	7.000%	12/1/2042	38,826
45,069	Loan ID 200337	Fixed	7.000%	10/1/2034	47,323
52,604	Loan ID 200338	ARM	10.500%	8/1/2029	55,234
159,835	Loan ID 200339	Fixed	2.000%	10/1/2033	142,577
34,368	Loan ID 200340	Fixed	7.000%	3/1/2030	36,086
291,557	Loan ID 200341	Fixed	7.000%	8/1/2035	198,166
62,927	Loan ID 200348	Fixed	6.500%	7/1/2038	63,117
238,907	Loan ID 200349	Fixed	7.000%	1/1/2037	151,768
57,640	Loan ID 200350	Fixed	7.500%	3/1/2029	60,522
73,054	Loan ID 200352	Fixed	7.000%	8/1/2030	55,594
42,768	Loan ID 200355	ARM	8.500%	7/1/2032	39,181

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 129,527	Loan ID 200358	Fixed	4.000%	4/1/2025	$ 110,999
29,129	Loan ID 200360	ARM	3.000%	1/1/2025	28,342
71,178	Loan ID 200361	Fixed	7.500%	1/1/2034	74,737
110,474	Loan ID 200362	Fixed	5.000%	6/1/2045	58,129
147,197	Loan ID 200363	Fixed	6.000%	3/1/2049	100,117
67,029	Loan ID 200366	Fixed	6.250%	1/1/2033	63,242
179,127	Loan ID 200368	Fixed	4.500%	4/1/2036	184,890
262,897	Loan ID 200369	Fixed	6.000%	4/1/2044	276,042
60,935	Loan ID 200373	Fixed	7.000%	12/1/2036	51,689
74,452	Loan ID 200374	ARM	7.000%	5/1/2034	74,452
427,463	Loan ID 200376	Fixed	2.900%	6/1/2053	339,777
77,562	Loan ID 200377	ARM	3.500%	10/1/2036	41,064
231,194	Loan ID 200378	Fixed	5.500%	5/1/2045	207,275
185,042	Loan ID 200380	Fixed	4.220%	4/1/2049	151,906
290,718	Loan ID 200381	Fixed	4.780%	6/1/2037	244,237
390,814	Loan ID 200383	Fixed	5.030%	12/1/2046	374,720
296,176	Loan ID 200384	Fixed	5.000%	11/1/2047	238,904
145,973	Loan ID 200385	Fixed	8.250%	1/1/2040	153,272
222,218	Loan ID 200386	Fixed	7.000%	3/1/2041	163,341
74,790	Loan ID 200387	Fixed	4.000%	6/1/2039	64,955
194,727	Loan ID 200388	Fixed	4.000%	3/1/2051	122,099
121,352	Loan ID 200389	Fixed	4.820%	9/1/2047	112,185
201,149	Loan ID 200390	Fixed	4.780%	4/16/2047	171,169
175,718	Loan ID 200391	Fixed	4.000%	1/13/2035	136,340
67,199	Loan ID 200392	Fixed	10.000%	6/5/2034	67,199
104,591	Loan ID 200393	Fixed	5.070%	8/1/2037	84,888
128,835	Loan ID 200394	Fixed	7.150%	8/1/2037	134,029
78,650	Loan ID 200395	Fixed	4.860%	4/1/2047	66,285
73,027	Loan ID 200396	Fixed	10.000%	2/1/2036	76,679
109,453	Loan ID 200397	ARM	5.375%	9/1/2037	114,926
136,019	Loan ID 200398	Fixed	4.800%	4/1/2037	114,516
78,605	Loan ID 200399	Fixed	4.980%	6/1/2037	67,933
52,186	Loan ID 200403	Fixed	8.300%	10/15/2032	54,796
57,382	Loan ID 200404	Fixed	8.100%	5/1/2037	60,251
98,441	Loan ID 200405	Fixed	4.870%	12/1/2035	90,681
116,770	Loan ID 200406	Fixed	4.875%	10/1/2051	122,561
234,829	Loan ID 200407	Fixed	6.500%	4/1/2042	239,668
201,668	Loan ID 200408	Fixed	6.000%	4/1/2039	162,157
346,438	Loan ID 200409	Fixed	6.000%	4/1/2049	146,033
105,981	Loan ID 200411	Fixed	8.275%	6/1/2037	111,280
310,391	Loan ID 200412	Fixed	5.500%	6/1/2045	183,520
183,043	Loan ID 200416	Fixed	4.670%	8/1/2053	155,009
70,906	Loan ID 200417	Fixed	7.000%	5/1/2035	74,452
56,263	Loan ID 200418	Fixed	4.000%	6/1/2035	55,325

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 164,262	Loan ID 200419	Fixed	4.000%	12/19/2035	$ 161,458
167,215	Loan ID 200420	Fixed	4.225%	4/10/2038	148,719
76,482	Loan ID 200421	Fixed	7.710%	8/1/2037	79,528
136,276	Loan ID 200422	Fixed	3.830%	8/1/2053	107,051
129,952	Loan ID 200423	Fixed	4.500%	6/1/2043	132,904
111,685	Loan ID 200424	Fixed	4.000%	9/1/2028	111,326
251,502	Loan ID 200427	Fixed	3.625%	3/1/2043	245,340
225,847	Loan ID 200430	Fixed	3.625%	7/1/2043	219,244
188,905	Loan ID 200431	Fixed	4.625%	7/1/2043	195,535
307,209	Loan ID 200432	Fixed	4.875%	5/1/2043	318,881
129,375	Loan ID 200433	Fixed	4.250%	8/1/2043	131,227
160,600	Loan ID 200434	Fixed	5.250%	10/1/2043	168,630
199,401	Loan ID 200435	Fixed	4.625%	11/1/2052	188,674
213,508	Loan ID 200436	Fixed	3.750%	4/1/2043	209,145
331,131	Loan ID 200437	Fixed	5.625%	10/1/2043	347,688
44,268	Loan ID 200439	Fixed	5.000%	8/1/2041	46,482
194,559	Loan ID 200441	Fixed	6.000%	4/1/2045	154,853
443,090	Loan ID 200442	Fixed	5.000%	12/1/2043	219,403
271,732	Loan ID 200443	Fixed	3.000%	7/1/2049	193,617
257,288	Loan ID 200444	Fixed	4.380%	11/1/2038	176,505
161,630	Loan ID 200445	Fixed	5.250%	2/1/2039	169,712
51,623	Loan ID 200447	Fixed	5.875%	11/4/2034	54,204
79,125	Loan ID 200448	Interest Only	5.750%	5/1/2042	52,229
126,833	Loan ID 200449	Fixed	5.000%	7/1/2041	126,833
360,868	Loan ID 200451	Fixed	6.250%	7/1/2038	378,912
133,567	Loan ID 200452	Fixed	3.000%	11/1/2041	97,813
16,209	Loan ID 200453	ARM	6.250%	3/1/2026	17,020
239,381	Loan ID 200456	Fixed	2.000%	11/1/2038	207,917
209,485	Loan ID 200457	Fixed	5.750%	12/10/2030	219,959
189,651	Loan ID 200460	Fixed	7.000%	7/1/2041	199,133
384,510	Loan ID 200462	Fixed	6.000%	7/1/2045	354,663
245,650	Loan ID 200465	Fixed	6.500%	7/1/2037	231,846
359,059	Loan ID 200467	Fixed	5.500%	9/1/2044	318,828
104,733	Loan ID 200468	Fixed	5.625%	12/1/2044	81,462
129,313	Loan ID 200469	Fixed	6.500%	7/1/2037	106,942
293,233	Loan ID 200473	Fixed	4.000%	12/1/2042	133,420
242,675	Loan ID 200474	Fixed	5.750%	11/1/2050	254,809
168,920	Loan ID 200475	Fixed	5.450%	7/1/2049	177,366
191,954	Loan ID 200476	Fixed	6.000%	9/1/2050	201,551
209,977	Loan ID 200477	Fixed	4.125%	12/1/2028	210,147
111,437	Loan ID 200482	Fixed	4.375%	11/1/2028	113,936
104,683	Loan ID 200483	Fixed	4.375%	11/1/2028	106,950
75,091	Loan ID 200485	Fixed	4.125%	2/1/2043	75,710
249,779	Loan ID 200486	Fixed	3.500%	1/1/2043	240,801

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 159,496	Loan ID 200488	Fixed	4.250%	1/1/2044	$ 159,228
114,898	Loan ID 200489	Fixed	4.000%	3/1/2043	101,324
78,497	Loan ID 200490	Fixed	4.000%	11/1/2028	78,257
206,743	Loan ID 200491	Fixed	5.500%	10/1/2039	206,743
121,590	Loan ID 200492	Fixed	4.000%	1/1/2043	121,389
277,597	Loan ID 200494	Fixed	4.625%	10/1/2043	287,280
201,636	Loan ID 200496	Fixed	3.875%	2/1/2043	199,499
323,568	Loan ID 200497	Fixed	3.250%	4/1/2043	304,999
271,895	Loan ID 200499	Fixed	4.250%	1/1/2043	274,053
218,687	Loan ID 200500	Fixed	5.875%	2/1/2037	218,316
151,137	Loan ID 200501	Fixed	7.250%	12/1/2037	158,694
191,346	Loan ID 200502	Fixed	5.000%	5/1/2052	132,283
384,196	Loan ID 200504	Fixed	3.375%	3/1/2043	365,440
74,505	Loan ID 200507	Fixed	4.500%	9/1/2042	69,846
246,105	Loan ID 200508	Fixed	2.000%	10/1/2040	194,942
332,794	Loan ID 200514	Fixed	3.000%	4/1/2047	312,115
99,720	Loan ID 200515	Fixed	8.250%	2/1/2039	104,706
391,196	Loan ID 200516	Fixed	5.250%	1/1/2037	130,331
103,585	Loan ID 200517	Fixed	8.000%	5/1/2039	102,974
203,359	Loan ID 200518	Fixed	3.000%	12/1/2050	187,552
314,891	Loan ID 200519	Fixed	3.000%	11/1/2049	292,551
67,712	Loan ID 200520	Fixed	3.260%	7/1/2053	45,537
119,609	Loan ID 200524	Fixed	3.500%	6/1/2043	115,518
284,548	Loan ID 200525	Fixed	3.250%	12/1/2042	267,033
111,609	Loan ID 200527	Fixed	4.500%	12/1/2043	114,807
136,992	Loan ID 200528	Fixed	4.375%	2/1/2044	139,027
396,689	Loan ID 200529	Fixed	4.625%	2/1/2044	409,079
32,512	Loan ID 200530	Fixed	5.375%	2/1/2044	34,138
174,600	Loan ID 200531	Fixed	4.625%	11/1/2043	179,411
111,962	Loan ID 200532	Fixed	3.250%	7/1/2043	105,113
58,687	Loan ID 200536	Fixed	3.750%	10/1/2042	36,418
119,961	Loan ID 200537	Fixed	4.500%	3/1/2042	108,373
92,598	Loan ID 200538	Fixed	4.750%	1/1/2043	95,411
84,363	Loan ID 200540	Fixed	3.875%	2/1/2043	83,539
57,601	Loan ID 200543	ARM	7.250%	2/1/2037	7,015
57,217	Loan ID 200545	Fixed	4.375%	2/1/2029	58,240
121,933	Loan ID 200546	Fixed	5.375%	12/1/2043	128,030
169,275	Loan ID 200548	Fixed	5.250%	2/1/2044	177,739
124,657	Loan ID 200550	Fixed	3.750%	3/1/2043	122,252
220,101	Loan ID 200555	Fixed	4.375%	1/1/2044	225,475
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	226,243
138,270	Loan ID 200564	Fixed	4.875%	5/1/2039	145,118
531,359	Loan ID 200565	Interest Only	4.000%	6/1/2037	503,936
378,729	Loan ID 200566	Fixed	6.500%	7/1/2047	188,305

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 132,297	Loan ID 200567	Fixed	3.375%	5/1/2043	$ 126,100
99,434	Loan ID 200569	Fixed	5.125%	2/1/2044	104,346
427,753	Loan ID 200570	Fixed	3.625%	6/1/2043	416,169
136,541	Loan ID 200571	Fixed	4.500%	7/1/2043	139,797
165,714	Loan ID 200572	Fixed	4.375%	3/1/2044	169,261
96,146	Loan ID 200573	Fixed	3.750%	9/1/2042	94,233
130,487	Loan ID 200574	Fixed	4.875%	1/1/2044	136,393
172,232	Loan ID 200577	Fixed	3.125%	4/1/2028	160,393
183,979	Loan ID 200578	Fixed	4.750%	8/1/2040	192,295
48,763	Loan ID 200579	Fixed	4.875%	5/1/2042	49,446
175,095	Loan ID 200580	Fixed	4.125%	11/1/2041	174,481
38,729	Loan ID 200581	Fixed	4.750%	9/1/2042	39,037
373,176	Loan ID 200582	Fixed	4.000%	11/1/2042	321,148
85,400	Loan ID 200583	Fixed	3.625%	9/1/2027	83,214
349,030	Loan ID 200584	Fixed	3.375%	4/1/2043	279,476
170,618	Loan ID 200585	Fixed	4.000%	6/1/2046	150,148
327,821	Loan ID 200586	Fixed	3.500%	1/1/2043	316,342
252,229	Loan ID 200588	Fixed	3.750%	5/1/2042	248,621
61,058	Loan ID 200590	Fixed	4.125%	7/1/2042	56,373
101,649	Loan ID 200591	Fixed	4.875%	3/1/2043	105,837
98,467	Loan ID 200592	Fixed	4.375%	6/1/2042	100,436
67,245	Loan ID 200593	Fixed	3.875%	6/1/2042	66,539
227,769	Loan ID 200594	Fixed	4.250%	4/1/2043	231,589
38,968	Loan ID 200597	Fixed	5.625%	2/1/2044	40,917
135,850	Loan ID 200598	Fixed	4.625%	2/1/2044	139,697
120,424	Loan ID 200599	Fixed	4.125%	2/1/2043	120,915
196,877	Loan ID 200600	Fixed	4.625%	4/1/2044	203,902
184,800	Loan ID 200602	Fixed	3.750%	3/1/2043	181,769
61,671	Loan ID 200603	Fixed	4.125%	6/1/2043	61,647
73,553	Loan ID 200604	Fixed	3.500%	1/1/2043	70,911
140,573	Loan ID 200605	Fixed	4.875%	11/1/2043	113,961
128,339	Loan ID 200606	Fixed	3.625%	12/1/2042	125,347
214,981	Loan ID 200607	Fixed	2.875%	11/1/2027	196,737
135,947	Loan ID 200608	Fixed	4.125%	11/1/2043	135,190
56,587	Loan ID 200611	Fixed	4.625%	5/1/2043	58,404
126,093	Loan ID 200612	Fixed	4.500%	2/1/2043	129,600
205,320	Loan ID 200613	Fixed	3.369%	1/1/2043	196,070
103,713	Loan ID 200614	Fixed	5.000%	1/1/2044	108,842
102,089	Loan ID 200615	Fixed	4.250%	8/1/2043	103,436
339,507	Loan ID 200616	Fixed	4.875%	2/1/2044	353,985
129,117	Loan ID 200618	Fixed	4.375%	5/1/2042	131,945
229,512	Loan ID 200620	Fixed	4.250%	10/1/2043	206,928
132,330	Loan ID 200621	Fixed	3.625%	1/1/2043	127,978
73,614	Loan ID 200623	Fixed	4.375%	12/1/2042	74,819

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 254,762	Loan ID 200624	Fixed	4.125%	4/1/2043	$ 256,225
116,807	Loan ID 200626	Fixed	4.500%	10/1/2043	104,270
131,991	Loan ID 200627	Fixed	4.250%	10/1/2043	133,921
75,767	Loan ID 200628	Fixed	3.250%	2/1/2028	71,311
154,329	Loan ID 200629	Fixed	4.375%	9/1/2043	154,865
165,890	Loan ID 200630	Fixed	5.250%	9/1/2043	174,184
291,279	Loan ID 200631	Fixed	3.250%	6/1/2043	275,012
344,014	Loan ID 200632	Fixed	5.250%	5/1/2044	361,100
224,915	Loan ID 200633	Fixed	5.125%	5/1/2044	234,986
231,942	Loan ID 200634	Fixed	4.375%	1/1/2044	236,440
103,816	Loan ID 200635	Fixed	3.750%	5/1/2029	100,718
195,540	Loan ID 200636	Fixed	3.750%	2/1/2053	197,211
187,706	Loan ID 200638	Fixed	3.875%	3/1/2043	143,148
145,507	Loan ID 200642	Fixed	5.000%	3/1/2044	127,382
168,593	Loan ID 200644	Fixed	4.750%	3/1/2044	175,470
117,913	Loan ID 200645	Fixed	5.000%	4/1/2044	123,208
117,724	Loan ID 200647	Fixed	4.250%	1/1/2044	119,487
153,874	Loan ID 200648	Fixed	4.750%	3/1/2044	160,457
142,443	Loan ID 200649	Fixed	4.375%	3/1/2044	144,785
129,619	Loan ID 200650	Fixed	4.875%	5/1/2044	120,074
261,523	Loan ID 200651	Fixed	3.625%	7/1/2043	253,796
352,182	Loan ID 200653	Fixed	4.000%	4/1/2053	354,009
278,260	Loan ID 200654	Fixed	5.125%	2/1/2041	173,110
140,425	Loan ID 200655	Fixed	3.375%	5/1/2043	133,657
152,133	Loan ID 200656	Fixed	6.875%	7/1/2037	128,002
145,582	Loan ID 200657	Fixed	4.875%	8/1/2051	152,748
285,140	Loan ID 200659	Fixed	4.000%	3/1/2053	202,538
181,898	Loan ID 200660	Fixed	5.875%	3/1/2038	190,993
211,860	Loan ID 200662	Fixed	5.000%	3/1/2044	221,056
68,978	Loan ID 200663	Fixed	4.750%	5/1/2044	71,637
216,993	Loan ID 200666	Fixed	5.890%	8/26/2035	165,079
302,287	Loan ID 200668	Fixed	3.625%	4/1/2043	295,229
155,482	Loan ID 200669	Fixed	5.250%	4/1/2044	162,582
63,301	Loan ID 200670	Fixed	4.375%	2/1/2029	64,450
237,575	Loan ID 200671	Fixed	4.625%	8/1/2043	244,119
157,905	Loan ID 200672	Fixed	3.750%	7/1/2043	152,000
309,989	Loan ID 200674	Fixed	4.500%	5/1/2044	284,077
277,487	Loan ID 200675	Fixed	5.125%	4/1/2044	290,534
121,610	Loan ID 200677	Fixed	3.625%	5/1/2028	118,298
466,287	Loan ID 200678	Fixed	4.375%	2/1/2044	474,867
254,901	Loan ID 200679	Fixed	5.000%	4/1/2044	187,449
190,468	Loan ID 200682	Fixed	4.875%	5/1/2044	162,853
126,465	Loan ID 200684	Fixed	4.875%	4/1/2044	132,286
230,272	Loan ID 200685	Fixed	4.875%	5/1/2044	239,067

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 184,052	Loan ID 200688	Fixed	4.250%	3/1/2053	$ 105,618
134,656	Loan ID 200689	Fixed	4.375%	12/1/2043	117,925
225,860	Loan ID 200690	Fixed	4.250%	4/1/2044	226,438
287,084	Loan ID 200691	Fixed	4.500%	5/1/2044	295,805
244,352	Loan ID 200692	Fixed	4.625%	7/1/2044	251,225
107,117	Loan ID 200694	Fixed	4.500%	9/1/2043	109,744
48,559	Loan ID 200696	Fixed	3.750%	10/1/2042	47,848
135,974	Loan ID 200697	Fixed	4.500%	1/1/2044	121,381
187,855	Loan ID 200699	Fixed	4.125%	7/1/2044	187,771
93,912	Loan ID 200700	Fixed	4.250%	2/1/2044	94,824
167,825	Loan ID 200701	Fixed	4.750%	6/1/2044	173,633
97,149	Loan ID 200704	Fixed	4.375%	3/1/2043	98,503
103,153	Loan ID 200706	Fixed	4.990%	6/1/2044	107,284
100,279	Loan ID 200707	Fixed	4.875%	2/1/2044	104,661
133,090	Loan ID 200708	Fixed	4.875%	2/1/2044	139,319
51,313	Loan ID 200709	Fixed	4.375%	4/1/2043	52,289
115,681	Loan ID 200710	Fixed	4.500%	7/1/2044	118,457
116,104	Loan ID 200711	Fixed	3.750%	7/1/2043	111,691
216,335	Loan ID 200712	Fixed	3.875%	2/1/2044	189,034
97,482	Loan ID 200713	Fixed	4.250%	12/1/2043	98,287
603,605	Loan ID 200714	Fixed	4.175%	11/1/2036	493,843
211,079	Loan ID 200716	ARM	3.541%	8/1/2037	169,043
142,522	Loan ID 200720	ARM	3.500%	4/1/2042	96,903
185,498	Loan ID 200721	Fixed	3.000%	8/1/2037	132,493
149,542	Loan ID 200726	Fixed	4.125%	9/1/2037	94,975
171,355	Loan ID 200727	Fixed	2.625%	7/1/2037	156,204
337,427	Loan ID 200729	ARM	3.625%	11/1/2037	225,733
446,642	Loan ID 200730	ARM	3.375%	9/1/2036	320,224
199,316	Loan ID 200732	Fixed	4.125%	9/1/2027	198,959
231,705	Loan ID 200733	Fixed	3.750%	12/1/2042	228,121
243,671	Loan ID 200734	ARM	3.375%	4/1/2044	248,369
102,344	Loan ID 200735	Fixed	4.500%	6/1/2044	104,882
144,949	Loan ID 200736	Fixed	4.750%	5/1/2044	132,264
142,690	Loan ID 200737	Fixed	4.750%	5/1/2044	138,700
590,081	Loan ID 200738	Fixed	4.125%	6/1/2044	593,492
354,143	Loan ID 200739	Fixed	4.625%	8/1/2044	330,470
132,073	Loan ID 200740	Fixed	4.875%	6/1/2044	137,296
177,865	Loan ID 200742	Fixed	4.250%	4/1/2043	179,414
193,217	Loan ID 200744	Fixed	3.625%	6/1/2043	187,924
123,387	Loan ID 200745	Fixed	3.250%	6/1/2043	116,371
333,848	Loan ID 200747	Fixed	4.125%	5/1/2043	335,461
452,801	Loan ID 200748	Fixed	4.750%	12/1/2043	469,473
154,488	Loan ID 200749	Fixed	4.750%	9/1/2043	160,912
244,310	Loan ID 200750	Fixed	4.750%	5/1/2044	254,713

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	$ 67,729
60,140	Loan ID 200753	Fixed	5.250%	5/1/2044	57,412
225,243	Loan ID 200754	Fixed	4.750%	8/1/2044	234,100
56,018	Loan ID 200755	Fixed	4.250%	6/1/2043	56,770
190,440	Loan ID 200756	Fixed	4.875%	11/1/2043	198,319
127,493	Loan ID 200759	Fixed	3.750%	6/1/2043	125,510
173,902	Loan ID 200760	Fixed	3.750%	6/1/2043	170,889
302,871	Loan ID 200762	Fixed	3.875%	5/1/2042	300,733
154,698	Loan ID 200763	Fixed	4.250%	11/1/2043	153,915
205,880	Loan ID 200765	Fixed	4.875%	11/1/2043	213,101
496,895	Loan ID 200766	Fixed	3.625%	12/1/2042	485,171
138,488	Loan ID 200770	Fixed	4.000%	5/1/2043	114,548
176,662	Loan ID 200771	Fixed	4.500%	4/1/2043	176,662
248,605	Loan ID 200772	Fixed	3.750%	3/1/2043	244,907
58,307	Loan ID 200773	Fixed	3.750%	10/1/2043	42,771
207,003	Loan ID 200774	Fixed	3.875%	7/1/2043	205,113
44,857	Loan ID 200775	Fixed	4.250%	4/1/2043	45,322
81,935	Loan ID 200776	Fixed	4.250%	3/1/2044	82,615
53,886	Loan ID 200777	Fixed	4.750%	6/1/2044	48,038
143,760	Loan ID 200779	Fixed	4.625%	8/1/2044	147,121
168,558	Loan ID 200781	Fixed	4.625%	9/1/2044	171,786
141,080	Loan ID 200783	Fixed	4.750%	9/1/2044	144,576
115,258	Loan ID 200785	Fixed	4.500%	8/1/2044	118,318
228,415	Loan ID 200786	Fixed	4.625%	7/1/2044	213,579
43,408	Loan ID 200787	Fixed	4.750%	9/1/2044	44,309
189,077	Loan ID 200788	Fixed	3.625%	12/1/2028	182,338
131,236	Loan ID 200789	Fixed	3.750%	9/1/2044	126,909
152,228	Loan ID 200790	Fixed	4.250%	8/1/2044	154,703
204,374	Loan ID 200791	Fixed	4.875%	6/1/2044	211,511
363,627	Loan ID 200792	Fixed	3.375%	1/1/2043	136,718
369,647	Loan ID 200793	Fixed	3.000%	10/1/2051	145,803
94,201	Loan ID 200795	Fixed	6.750%	8/1/2036	88,368
71,679	Loan ID 200796	Fixed	2.170%	12/1/2053	45,211
418,192	Loan ID 200797	Fixed	4.000%	6/1/2052	337,317
59,529	Loan ID 200799	Fixed	4.000%	2/5/2053	56,204
61,135	Loan ID 200800	Fixed	4.000%	1/1/2053	33,761
215,374	Loan ID 200802	Fixed	7.000%	1/1/2042	69,510
357,883	Loan ID 200803	Fixed	3.250%	11/1/2050	207,314
154,607	Loan ID 200805	Fixed	4.000%	7/1/2050	104,178
158,484	Loan ID 200806	Fixed	5.000%	8/1/2049	97,023
295,489	Loan ID 200807	Fixed	3.460%	7/1/2047	215,092
58,291	Loan ID 200808	Fixed	4.000%	11/1/2050	20,863
116,658	Loan ID 200809	Fixed	4.000%	4/1/2050	47,619
75,607	Loan ID 200810	Fixed	4.000%	1/1/2050	44,974

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 110,650	Loan ID 200811	Fixed	4.000%	4/1/2050	$ 69,688
272,376	Loan ID 200813	Fixed	2.000%	12/1/2049	104,295
241,452	Loan ID 200814	Fixed	8.250%	7/1/2039	253,524
313,465	Loan ID 200815	Fixed	2.000%	3/1/2053	150,293
281,835	Loan ID 200817	Fixed	4.000%	1/1/2050	168,136
54,283	Loan ID 200818	Fixed	3.490%	8/1/2051	41,488
134,353	Loan ID 200820	Fixed	4.000%	7/1/2044	134,361
210,081	Loan ID 200821	Fixed	4.250%	8/1/2044	213,197
318,543	Loan ID 200822	Fixed	4.750%	1/1/2042	332,624
81,946	Loan ID 200823	Fixed	4.250%	9/1/2044	83,102
223,038	Loan ID 200824	Fixed	4.250%	8/1/2044	199,344
106,776	Loan ID 200826	Fixed	4.375%	9/1/2044	107,965
187,067	Loan ID 200827	Fixed	3.875%	6/1/2044	181,071
235,809	Loan ID 200828	Fixed	4.375%	7/1/2044	207,973
248,573	Loan ID 200829	Fixed	4.375%	7/1/2043	253,626
210,394	Loan ID 200830	ARM	2.875%	7/1/2044	193,579
78,783	Loan ID 200831	Fixed	4.250%	10/1/2044	79,377
342,794	Loan ID 200832	Fixed	4.250%	10/1/2044	339,776
358,518	Loan ID 200833	Fixed	4.250%	1/1/2043	363,558
161,349	Loan ID 200834	Fixed	4.125%	7/1/2043	162,483
329,975	Loan ID 200835	Fixed	5.000%	8/1/2043	345,908
184,096	Loan ID 200838	Fixed	3.750%	8/1/2044	176,505
235,951	Loan ID 200839	Fixed	5.000%	5/1/2044	246,893
182,318	Loan ID 200842	Fixed	4.250%	8/1/2044	183,725
360,437	Loan ID 200843	Fixed	4.750%	10/1/2043	372,196
305,109	Loan ID 200844	Fixed	4.500%	7/1/2043	313,069
204,997	Loan ID 200846	Fixed	4.375%	11/1/2043	187,720
183,002	Loan ID 200847	Fixed	4.750%	10/1/2044	189,705
178,406	Loan ID 200848	Fixed	2.000%	6/1/2051	126,266
616,673	Loan ID 200852	Fixed	2.868%	2/1/2053	539,856
112,431	Loan ID 200853	Fixed	4.818%	4/1/2037	103,901
105,142	Loan ID 200854	Fixed	2.500%	4/1/2053	91,589
225,293	Loan ID 200855	ARM	3.891%	7/1/2037	182,614
210,517	Loan ID 200856	Fixed	6.000%	6/1/2042	91,870
241,357	Loan ID 200857	Fixed	3.125%	7/1/2040	109,152
267,444	Loan ID 200858	Fixed	2.000%	1/1/2053	209,076
245,032	Loan ID 200859	Fixed	2.170%	12/1/2052	119,228
166,977	Loan ID 200860	Fixed	2.000%	3/1/2052	113,169
429,981	Loan ID 200861	Fixed	2.000%	6/1/2054	256,817
156,654	Loan ID 200862	Fixed	2.748%	8/1/2050	90,893
252,004	Loan ID 200863	Fixed	2.000%	7/1/2052	215,669
264,366	Loan ID 200864	Fixed	4.000%	1/1/2037	173,377
210,119	Loan ID 200865	Fixed	3.060%	11/1/2053	169,528
267,602	Loan ID 200866	Fixed	2.000%	5/1/2053	233,835

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 114,140	Loan ID 200867	Fixed	2.370%	9/1/2053	$ 82,753
389,632	Loan ID 200872	Fixed	3.200%	8/1/2050	200,697
200,425	Loan ID 200873	Fixed	3.525%	11/1/2053	153,573
569,753	Loan ID 200875	Fixed	2.000%	5/1/2054	456,889
201,430	Loan ID 200876	ARM	3.500%	5/1/2035	206,978
392,372	Loan ID 200877	Fixed	4.750%	9/1/2042	323,650
136,395	Loan ID 200878	Fixed	4.000%	7/1/2050	110,810
192,108	Loan ID 200880	Fixed	4.250%	6/1/2043	194,973
84,522	Loan ID 200883	Fixed	3.375%	5/1/2028	80,377
174,317	Loan ID 200885	Fixed	4.875%	10/1/2044	181,042
96,092	Loan ID 200886	Fixed	4.250%	10/1/2044	97,272
253,615	Loan ID 200887	Fixed	4.750%	9/1/2044	262,418
237,995	Loan ID 200888	Fixed	4.500%	9/1/2044	239,181
135,103	Loan ID 200890	Fixed	4.375%	11/1/2044	117,178
208,021	Loan ID 200891	Fixed	4.250%	10/1/2044	208,621
255,829	Loan ID 200892	Fixed	3.750%	9/1/2043	219,517
223,791	Loan ID 200893	Fixed	5.000%	11/1/2043	233,804
98,699	Loan ID 200894	Fixed	5.000%	10/1/2043	103,098
226,720	Loan ID 200895	Fixed	3.875%	11/1/2043	224,849
195,646	Loan ID 200897	Fixed	4.750%	10/1/2044	179,731
221,440	Loan ID 200898	Fixed	4.250%	10/1/2043	125,493
374,422	Loan ID 200900	Fixed	4.375%	9/1/2044	378,501
664,001	Loan ID 200902	Fixed	4.250%	9/1/2044	674,598
252,148	Loan ID 200904	Fixed	5.125%	9/1/2044	260,716
403,621	Loan ID 200905	Fixed	5.375%	9/1/2044	422,071
313,969	Loan ID 200906	Fixed	4.875%	2/1/2035	329,555
354,690	Loan ID 200907	ARM	3.591%	8/1/2047	349,900
106,376	Loan ID 200908	Fixed	4.000%	6/1/2049	107,362
116,079	Loan ID 200909	Fixed	4.870%	3/1/2046	121,833
204,738	Loan ID 200910	Fixed	3.300%	4/1/2053	120,888
723,314	Loan ID 200912	Interest Only	4.500%	3/1/2037	656,484
59,911	Loan ID 200913	Fixed	4.250%	5/1/2047	30,237
152,641	Loan ID 200914	Fixed	2.875%	12/1/2047	114,919
95,303	Loan ID 200916	Fixed	4.000%	10/1/2037	92,656
160,667	Loan ID 200917	Fixed	4.875%	1/1/2051	168,700
513,064	Loan ID 200918	Fixed	3.875%	10/1/2035	440,556
549,997	Loan ID 200919	Fixed	3.000%	8/1/2045	456,348
98,566	Loan ID 200921	ARM	3.500%	7/1/2051	102,629
425,764	Loan ID 200922	Fixed	3.340%	9/1/2053	419,543
432,445	Loan ID 200923	Fixed	4.875%	12/1/2036	454,068
511,011	Loan ID 200924	Fixed	5.500%	9/1/2051	536,562
464,688	Loan ID 200925	Fixed	4.000%	4/1/2055	467,732
330,275	Loan ID 200927	Fixed	3.000%	8/1/2038	313,072
124,144	Loan ID 200928	Fixed	4.800%	12/1/2036	129,754

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 163,365	Loan ID 200929	Fixed	4.625%	1/1/2043	$ 168,408
242,976	Loan ID 200930	Fixed	4.000%	12/1/2050	180,926
391,304	Loan ID 200931	Fixed	4.250%	12/1/2052	350,178
306,292	Loan ID 200933	Fixed	4.250%	3/1/2043	310,554
116,151	Loan ID 200934	Fixed	3.810%	1/1/2043	114,533
180,453	Loan ID 200935	Fixed	3.875%	4/1/2043	179,017
198,044	Loan ID 200936	Fixed	4.000%	5/1/2042	197,989
175,925	Loan ID 200938	Fixed	4.125%	4/1/2043	175,889
123,577	Loan ID 200939	Fixed	4.170%	5/1/2042	125,210
202,063	Loan ID 200940	Fixed	3.250%	2/1/2043	190,344
117,905	Loan ID 200941	Fixed	3.780%	1/1/2043	116,094
283,280	Loan ID 200942	Fixed	4.000%	4/1/2043	283,032
105,460	Loan ID 200944	Fixed	4.500%	2/1/2044	106,791
142,919	Loan ID 200945	Fixed	5.125%	4/1/2044	149,443
292,477	Loan ID 200947	Fixed	4.000%	2/1/2043	291,930
130,660	Loan ID 200948	Fixed	4.625%	12/1/2042	134,334
285,531	Loan ID 200949	Fixed	3.875%	4/1/2043	283,252
184,605	Loan ID 200952	Fixed	3.875%	1/1/2043	182,871
119,492	Loan ID 200953	Fixed	3.750%	12/1/2042	116,857
384,629	Loan ID 200954	Fixed	3.625%	1/1/2043	374,500
335,329	Loan ID 200955	Fixed	3.250%	5/1/2043	316,428
265,013	Loan ID 200956	Fixed	5.000%	8/1/2051	278,264
169,945	Loan ID 200957	Fixed	3.875%	6/1/2043	168,397
97,718	Loan ID 200958	Fixed	3.875%	6/1/2043	96,616
425,000	Loan ID 200959	Fixed	4.000%	11/1/2042	425,556
381,229	Loan ID 200960	Fixed	3.500%	1/1/2043	366,828
181,095	Loan ID 200961	Fixed	4.750%	6/1/2043	187,897
209,594	Loan ID 200962	Fixed	4.250%	10/1/2044	211,698
119,665	Loan ID 200963	Fixed	4.750%	9/1/2044	121,253
358,924	Loan ID 200964	Fixed	3.750%	7/1/2043	352,826
148,191	Loan ID 200966	Fixed	4.875%	7/1/2044	139,179
96,255	Loan ID 200968	Fixed	4.250%	11/1/2044	81,791
367,244	Loan ID 200969	Fixed	4.875%	8/1/2043	382,070
134,837	Loan ID 200972	Fixed	4.750%	2/1/2044	140,029
156,177	Loan ID 200974	Fixed	4.250%	10/1/2044	157,521
57,952	Loan ID 200975	Fixed	4.750%	12/1/2044	60,060
356,080	Loan ID 200977	Fixed	4.875%	9/1/2044	371,759
211,461	Loan ID 200983	Fixed	4.375%	8/1/2044	215,175
154,730	Loan ID 200984	Fixed	5.000%	10/1/2043	162,347
262,738	Loan ID 200985	Fixed	4.250%	12/1/2044	231,843
155,487	Loan ID 200986	Fixed	4.250%	12/1/2044	163,261
115,784	Loan ID 200987	Fixed	4.625%	10/1/2044	118,945
216,136	Loan ID 200989	Fixed	3.750%	6/1/2029	210,751
288,835	Loan ID 200992	Fixed	4.125%	5/1/2043	291,164

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 171,259	Loan ID 200993	Fixed	2.004%	7/15/2049	$ 147,902
204,406	Loan ID 200994	Fixed	4.125%	5/1/2053	190,298
198,696	Loan ID 200995	Fixed	2.750%	5/1/2047	123,768
57,250	Loan ID 200996	Fixed	2.500%	8/1/2048	38,597
99,096	Loan ID 200997	Fixed	2.000%	3/1/2051	68,470
368,526	Loan ID 200998	Fixed	3.875%	12/1/2050	318,723
98,153	Loan ID 200999	Fixed	4.250%	4/1/2044	91,854
74,342	Loan ID 201000	Fixed	5.125%	2/1/2039	71,326
32,316	Loan ID 201002	Fixed	0.000%	10/1/2024	32,796
132,250	Loan ID 201005	Fixed	4.750%	7/1/2041	136,006
44,016	Loan ID 201006	Fixed	6.875%	3/1/2038	46,217
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
78,215	Loan ID 201008	Fixed	7.125%	10/1/2038	82,125
71,816	Loan ID 201009	Fixed	0.000%	4/1/2033	73,117
81,781	Loan ID 201010	Fixed	5.500%	4/1/2039	85,870
42,744	Loan ID 201011	Fixed	0.000%	2/1/2023	43,459
46,945	Loan ID 201012	Fixed	7.500%	12/1/2038	48,572
57,057	Loan ID 201013	Fixed	7.500%	12/1/2038	49,333
93,337	Loan ID 201014	Fixed	0.000%	2/1/2033	94,810
16,115	Loan ID 201015	Fixed	0.000%	3/29/2021	16,423
108,412	Loan ID 201016	Fixed	6.500%	2/1/2036	102,719
26,226	Loan ID 201017	Fixed	0.000%	4/1/2032	26,651
318,720	Loan ID 201018	Fixed	6.750%	6/1/2037	334,656
99,712	Loan ID 201019	ARM	2.875%	2/1/2037	104,698
98,094	Loan ID 201020	Fixed	0.000%	10/1/2034	99,579
105,583	Loan ID 201021	Fixed	6.870%	8/1/2047	110,862
81,153	Loan ID 201022	ARM	3.500%	5/1/2037	64,132
145,355	Loan ID 201023	Fixed	6.450%	2/1/2036	120,031
100,835	Loan ID 201024	Fixed	9.000%	3/1/2037	105,877
81,982	Loan ID 201026	Fixed	7.750%	12/1/2035	51,128
107,551	Loan ID 201027	Fixed	9.538%	3/1/2037	112,929
104,993	Loan ID 201030	Fixed	5.000%	7/1/2042	110,242
143,385	Loan ID 201032	Fixed	4.500%	11/1/2044	128,844
290,414	Loan ID 201033	Fixed	4.125%	12/1/2044	292,589
97,641	Loan ID 201036	Fixed	4.375%	12/1/2044	96,677
69,828	Loan ID 201037	Fixed	8.250%	7/1/2039	73,320
462,886	Loan ID 201039	Interest Only	4.500%	10/1/2045	311,430
278,196	Loan ID 201040	Fixed	3.000%	11/1/2045	204,445
92,013	Loan ID 201041	Fixed	3.750%	11/1/2052	81,245
118,903	Loan ID 201043	Fixed	4.000%	4/1/2039	102,916
185,743	Loan ID 201044	Fixed	4.870%	3/29/2037	168,782
113,341	Loan ID 201045	Fixed	2.000%	7/1/2037	105,072
266,414	Loan ID 201046	Fixed	2.000%	4/1/2053	210,622
110,090	Loan ID 201047	Fixed	3.000%	4/1/2053	79,768

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 175,539	Loan ID 201048	Fixed	2.000%	4/1/2052	$ 122,623
486,312	Loan ID 201049	Fixed	2.000%	4/1/2052	188,574
649,385	Loan ID 201050	Fixed	2.000%	8/1/2053	444,181
274,199	Loan ID 201051	Fixed	3.174%	9/1/2053	221,690
130,646	Loan ID 201052	Fixed	3.000%	4/1/2053	64,140
66,115	Loan ID 201053	Fixed	3.860%	7/1/2053	65,116
214,543	Loan ID 201054	Fixed	2.400%	5/17/2050	181,937
599,146	Loan ID 201056	Fixed	2.000%	7/1/2054	531,691
170,834	Loan ID 201057	Fixed	2.000%	1/1/2050	134,331
137,322	Loan ID 201058	Fixed	2.500%	8/1/2037	121,141
136,021	Loan ID 201059	Fixed	2.000%	4/1/2053	118,507
115,981	Loan ID 201060	ARM	3.375%	7/1/2035	86,453
87,712	Loan ID 201061	Fixed	4.000%	3/1/2050	62,728
121,043	Loan ID 201062	Fixed	3.100%	4/1/2047	114,344
126,334	Loan ID 201063	Fixed	4.000%	9/1/2047	110,695
51,096	Loan ID 201064	Fixed	2.000%	12/1/2052	40,377
216,155	Loan ID 201065	Fixed	3.000%	7/1/2037	154,506
233,751	Loan ID 201066	Fixed	4.250%	12/1/2046	238,376
442,138	Loan ID 201067	Fixed	4.750%	1/1/2044	451,053
69,994	Loan ID 201069	Fixed	4.625%	12/1/2044	71,766
626,061	Loan ID 201070	Fixed	4.250%	2/1/2045	632,775
179,847	Loan ID 201071	Fixed	4.625%	11/1/2044	165,277
117,612	Loan ID 201072	Fixed	3.500%	3/1/2028	96,339
49,532	Loan ID 201073	Fixed	3.125%	4/1/2023	45,120
97,290	Loan ID 201075	Fixed	4.375%	10/1/2044	98,410
128,201	Loan ID 201076	Fixed	3.500%	12/1/2042	123,372
137,291	Loan ID 201077	Fixed	3.625%	7/1/2044	117,217
266,700	Loan ID 201081	ARM	3.000%	10/1/2044	273,203
125,090	Loan ID 201082	Fixed	3.875%	12/1/2044	108,044
229,704	Loan ID 201084	Fixed	5.000%	8/1/2038	241,190
149,170	Loan ID 201086	Fixed	4.625%	11/1/2044	138,810
272,439	Loan ID 201089	Fixed	4.000%	8/1/2044	209,124
161,555	Loan ID 201091	Fixed	4.125%	1/1/2045	140,790
261,620	Loan ID 201092	Fixed	5.250%	4/1/2046	261,620
138,514	Loan ID 201093	Fixed	4.125%	9/1/2043	117,210
153,188	Loan ID 201094	Fixed	4.550%	3/1/2044	153,011
236,446	Loan ID 201095	Fixed	3.875%	8/1/2044	230,848
238,802	Loan ID 201097	Fixed	3.990%	1/1/2045	206,777
147,668	Loan ID 201099	Fixed	2.875%	3/1/2030	128,000
98,574	Loan ID 201100	Fixed	4.125%	7/1/2043	99,542
354,505	Loan ID 201101	Fixed	4.625%	3/1/2045	324,002
157,191	Loan ID 201103	ARM	2.875%	5/1/2044	158,170
162,264	Loan ID 201104	Fixed	4.375%	4/1/2045	146,121
297,830	Loan ID 201105	Fixed	4.250%	11/1/2044	301,100

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 81,187	Loan ID 201107	Fixed	5.150%	2/1/2036	$ 78,500
153,791	Loan ID 201108	Fixed	4.750%	2/1/2054	141,797
537,650	Loan ID 201110	ARM	3.875%	4/1/2037	397,321
162,140	Loan ID 201111	Fixed	4.000%	4/1/2050	70,581
251,163	Loan ID 201112	Fixed	4.750%	8/1/2037	262,349
78,905	Loan ID 201113	Fixed	5.750%	12/1/2052	82,850
110,759	Loan ID 201114	Fixed	8.087%	5/1/2054	116,297
513,505	Loan ID 201115	Fixed	4.000%	2/1/2051	333,156
128,874	Loan ID 201117	Fixed	4.500%	11/1/2037	92,378
246,927	Loan ID 201118	Fixed	2.000%	11/1/2054	129,751
129,935	Loan ID 201119	Fixed	4.000%	5/1/2034	126,472
53,391	Loan ID 201120	Fixed	4.500%	4/1/2037	44,405
92,924	Loan ID 201121	Fixed	3.000%	10/1/2037	70,104
86,351	Loan ID 201122	Fixed	4.750%	11/1/2048	80,046
173,084	Loan ID 201123	Fixed	3.000%	7/1/2054	109,096
250,808	Loan ID 201124	Fixed	4.750%	4/1/2040	261,887
439,715	Loan ID 201126	Fixed	6.500%	4/1/2049	239,383
81,902	Loan ID 201127	ARM	3.125%	4/1/2037	30,168
278,879	Loan ID 201128	Fixed	3.000%	10/1/2036	149,781
160,368	Loan ID 201129	Fixed	4.875%	6/1/2051	118,705
123,032	Loan ID 201130	Fixed	4.850%	2/1/2038	119,688
120,373	Loan ID 201131	Fixed	6.353%	5/1/2053	110,514
171,260	Loan ID 201132	Fixed	3.000%	7/1/2037	125,832
153,762	Loan ID 201133	Fixed	2.000%	6/1/2051	108,225
199,786	Loan ID 201134	Fixed	2.000%	10/1/2053	152,657
531,237	Loan ID 201135	Fixed	2.000%	6/1/2051	415,410
524,625	Loan ID 201136	Fixed	2.000%	2/1/2036	439,192
290,977	Loan ID 201137	Fixed	2.000%	12/1/2052	213,039
59,653	Loan ID 201138	Fixed	4.250%	3/1/2034	59,653
162,881	Loan ID 201139	Fixed	2.000%	11/1/2053	129,495
158,800	Loan ID 201140	Fixed	4.870%	1/1/2038	147,328
143,145	Loan ID 201141	Fixed	2.000%	5/1/2052	103,948
449,057	Loan ID 201142	Fixed	2.000%	9/1/2035	336,357
90,396	Loan ID 201143	Fixed	2.000%	11/1/2037	69,456
102,452	Loan ID 201144	Fixed	4.000%	9/1/2045	90,334
229,787	Loan ID 201145	Fixed	4.375%	4/1/2051	207,456
133,238	Loan ID 201146	Fixed	4.875%	8/1/2054	113,210
110,163	Loan ID 201147	Fixed	3.000%	11/1/2051	89,127
98,021	Loan ID 201148	Fixed	3.950%	10/1/2042	88,124
279,097	Loan ID 201149	Fixed	5.719%	6/1/2051	153,091
102,427	Loan ID 201150	Fixed	2.000%	7/1/2037	89,119
477,395	Loan ID 201152	Fixed	2.000%	8/1/2050	379,372
249,834	Loan ID 201153	Fixed	4.000%	6/1/2050	192,823
61,321	Loan ID 201154	ARM	3.625%	11/1/2041	63,743

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 96,306	Loan ID 201155	Fixed	2.000%	11/1/2053	$ 18,453
64,641	Loan ID 201156	Fixed	4.000%	4/1/2050	43,348
291,443	Loan ID 201157	Fixed	4.000%	3/1/2055	293,179
203,594	Loan ID 201160	Fixed	4.920%	10/1/2049	128,461
296,469	Loan ID 201161	Fixed	3.000%	6/1/2054	178,074
143,044	Loan ID 201162	Fixed	2.125%	12/1/2052	93,002
383,367	Loan ID 201163	Fixed	4.000%	12/1/2049	214,227
165,814	Loan ID 201164	Fixed	4.250%	11/1/2051	167,372
113,849	Loan ID 201165	Fixed	4.750%	1/1/2044	118,206
119,647	Loan ID 201166	Fixed	2.000%	12/1/2054	97,943
436,469	Loan ID 201168	Fixed	2.000%	4/1/2052	336,904
110,017	Loan ID 201169	Fixed	5.934%	9/1/2037	101,028
67,449	Loan ID 201170	Fixed	4.375%	7/1/2037	62,235
69,557	Loan ID 201171	Fixed	2.000%	5/1/2051	37,834
104,575	Loan ID 201172	Fixed	4.000%	6/1/2050	77,068
109,172	Loan ID 201173	Fixed	2.000%	11/1/2047	53,515
148,549	Loan ID 201174	Fixed	4.750%	1/1/2053	153,354
64,185	Loan ID 201175	Fixed	5.000%	9/1/2044	67,395
135,392	Loan ID 201176	Fixed	4.250%	8/1/2053	122,099
267,398	Loan ID 201177	Fixed	2.000%	7/1/2046	219,270
307,462	Loan ID 201178	Fixed	3.193%	6/1/2051	139,242
301,779	Loan ID 201179	Fixed	3.000%	5/1/2051	164,962
417,764	Loan ID 201180	Fixed	2.000%	6/1/2053	330,581
316,700	Loan ID 201181	Fixed	4.500%	4/1/2034	279,205
51,071	Loan ID 201182	Fixed	3.290%	3/1/2034	38,656
134,957	Loan ID 201183	Fixed	2.375%	10/1/2052	106,809
63,895	Loan ID 201184	Fixed	4.000%	6/1/2049	64,482
260,124	Loan ID 201185	Fixed	5.760%	10/1/2053	273,131
82,354	Loan ID 201187	Fixed	2.000%	11/1/2048	44,206
624,346	Loan ID 201188	Fixed	2.000%	8/1/2052	439,640
105,217	Loan ID 201189	Fixed	4.500%	12/1/2051	108,673
160,590	Loan ID 201190	Fixed	4.250%	6/1/2051	163,961
212,664	Loan ID 201191	Fixed	3.000%	2/1/2037	206,507
117,572	Loan ID 201192	Fixed	2.000%	2/1/2051	79,432
231,617	Loan ID 201193	Fixed	3.000%	5/1/2051	146,878
328,444	Loan ID 201194	Fixed	2.000%	6/1/2054	252,700
147,248	Loan ID 201195	Fixed	3.500%	5/1/2036	116,565
637,223	Loan ID 201196	Fixed	2.000%	11/1/2036	507,579
177,606	Loan ID 201197	Fixed	5.125%	8/1/2037	167,584
51,160	Loan ID 201198	Fixed	4.125%	9/1/2053	52,035
338,332	Loan ID 201199	Fixed	4.000%	11/1/2046	194,295
291,515	Loan ID 201200	Fixed	4.500%	3/1/2044	296,502
293,572	Loan ID 201201	Fixed	4.500%	8/1/2044	300,846
192,996	Loan ID 201202	Fixed	3.750%	8/1/2044	159,110

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 126,792	Loan ID 201203	Fixed	3.875%	12/1/2044	$ 106,947
457,836	Loan ID 201204	Fixed	3.750%	4/1/2045	445,756
151,570	Loan ID 201205	Fixed	4.625%	1/1/2045	153,185
131,947	Loan ID 201206	Fixed	3.990%	4/1/2045	131,296
423,916	Loan ID 201207	Fixed	4.625%	8/1/2051	385,122
116,707	Loan ID 201208	Fixed	4.625%	4/1/2045	118,599
181,748	Loan ID 201209	Fixed	4.250%	4/1/2045	173,757
174,920	Loan ID 201210	Fixed	3.500%	12/1/2042	145,751
131,384	Loan ID 201211	Fixed	4.125%	7/1/2044	118,502
366,265	Loan ID 201212	Fixed	4.625%	3/1/2045	257,544
201,241	Loan ID 201213	Fixed	4.875%	8/1/2044	201,994
556,772	Loan ID 201214	ARM	2.875%	9/1/2043	497,544
270,511	Loan ID 201216	Fixed	3.500%	2/1/2043	212,758
103,384	Loan ID 201217	Fixed	3.875%	5/1/2045	88,198
127,821	Loan ID 201218	Fixed	4.125%	1/1/2045	111,156
69,752	Loan ID 201219	Fixed	4.000%	7/1/2044	56,885
294,630	Loan ID 201220	Fixed	4.125%	8/1/2045	251,269
66,683	Loan ID 201221	Fixed	3.250%	5/1/2043	55,712
48,649	Loan ID 201222	Fixed	5.125%	1/1/2045	48,632
224,179	Loan ID 201223	Fixed	3.875%	4/1/2030	231,126
252,905	Loan ID 201224	Fixed	4.625%	9/1/2044	261,677
61,894	Loan ID 201226	Fixed	5.000%	3/1/2045	63,681
178,914	Loan ID 201227	Fixed	5.125%	3/1/2045	182,236
66,230	Loan ID 201228	Fixed	4.625%	3/1/2045	67,476
97,420	Loan ID 201229	Fixed	3.250%	7/1/2024	97,143
204,062	Loan ID 201230	Fixed	3.875%	3/1/2045	196,529
125,976	Loan ID 201232	Fixed	4.500%	1/1/2045	123,276
261,370	Loan ID 201233	Fixed	4.500%	12/1/2044	235,564
203,502	Loan ID 201234	Fixed	5.000%	10/1/2045	188,087
93,327	Loan ID 201235	Fixed	3.750%	7/1/2045	87,997
68,517	Loan ID 201236	Fixed	5.250%	2/1/2044	71,943
241,178	Loan ID 201237	Fixed	3.750%	5/1/2045	231,689
202,366	Loan ID 201238	Fixed	5.125%	12/1/2044	211,343
190,248	Loan ID 201239	Fixed	4.500%	3/1/2045	199,760
160,778	Loan ID 201240	Fixed	4.250%	10/1/2045	128,624
300,542	Loan ID 201241	Fixed	4.375%	7/1/2045	307,280
229,759	Loan ID 201242	Fixed	4.625%	11/1/2044	234,003
112,531	Loan ID 201243	Fixed	4.625%	11/1/2045	113,515
406,216	Loan ID 201244	Fixed	4.500%	6/1/2045	357,893
117,162	Loan ID 201245	Fixed	4.750%	8/1/2044	109,815
322,932	Loan ID 201246	Fixed	4.750%	1/1/2045	327,629
189,693	Loan ID 201247	Fixed	4.250%	5/1/2045	143,484
102,152	Loan ID 201248	Fixed	4.875%	7/1/2044	105,173
471,290	Loan ID 201249	Fixed	4.625%	8/1/2045	408,084

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 64,276	Loan ID 201250	Fixed	4.250%	10/1/2045	$ 64,171
132,906	Loan ID 201251	Fixed	4.500%	8/1/2045	117,348
11,710	Loan ID 201253	ARM	8.750%	3/1/2019	12,295
162,925	Loan ID 201254	ARM	7.625%	9/1/2034	171,071
248,997	Loan ID 201255	ARM	7.000%	6/1/2035	261,447
39,816	Loan ID 201256	ARM	10.500%	10/1/2021	41,807
243,696	Loan ID 201257	Fixed	4.500%	5/1/2044	247,317
92,503	Loan ID 201258	Fixed	4.500%	6/1/2045	71,918
120,561	Loan ID 201259	Fixed	4.625%	1/1/2046	99,058
174,537	Loan ID 201260	Fixed	4.750%	9/1/2045	179,211
101,614	Loan ID 201261	Fixed	4.125%	6/1/2045	101,423
61,692	Loan ID 201262	Fixed	4.200%	1/1/2046	62,083
51,073	Loan ID 201263	Fixed	4.750%	10/1/2045	43,736
190,070	Loan ID 201264	Fixed	5.000%	3/1/2045	159,419
363,286	Loan ID 201265	Fixed	4.750%	6/1/2045	363,682
147,991	Loan ID 201266	Fixed	4.500%	2/1/2046	143,823
190,088	Loan ID 201267	Fixed	4.875%	12/1/2045	188,999
240,902	Loan ID 201268	Fixed	4.250%	6/1/2045	242,762
126,872	Loan ID 201269	Fixed	4.375%	12/1/2045	74,512
155,256	Loan ID 201270	Fixed	4.125%	2/1/2045	135,955
258,939	Loan ID 201271	Fixed	4.500%	6/1/2045	228,093
142,514	Loan ID 201272	Fixed	4.750%	11/1/2044	146,497
245,287	Loan ID 201273	Fixed	4.500%	12/1/2045	241,025
222,009	Loan ID 201274	Fixed	4.125%	10/1/2045	192,353
573,310	Loan ID 201276	Fixed	4.000%	11/1/2045	601,975
196,493	Loan ID 201278	Fixed	3.750%	12/1/2045	156,743
319,876	Loan ID 201279	Fixed	4.875%	3/1/2046	290,428
376,438	Loan ID 201280	Fixed	4.500%	4/1/2046	353,476
155,931	Loan ID 201281	Fixed	4.875%	7/1/2044	161,724
131,444	Loan ID 201282	Fixed	5.250%	1/1/2046	132,778
112,896	Loan ID 201283	Fixed	4.250%	11/1/2045	111,147
142,157	Loan ID 201284	Fixed	3.625%	2/1/2029	145,651
34,685	Loan ID 201285	Fixed	4.625%	11/1/2028	36,237
112,120	Loan ID 201286	Fixed	4.375%	12/1/2045	112,450
188,970	Loan ID 201287	Fixed	3.625%	4/1/2046	182,173
126,188	Loan ID 201288	Fixed	4.500%	2/1/2046	107,854
87,043	Loan ID 201289	Fixed	4.000%	3/1/2045	84,850
253,232	Loan ID 201290	Fixed	4.750%	7/1/2045	260,992
308,751	Loan ID 201291	Fixed	5.000%	8/1/2045	308,498
82,892	Loan ID 201292	Fixed	4.500%	5/1/2045	87,037
37,729	Loan ID 201293	Fixed	4.875%	9/1/2045	37,868
128,357	Loan ID 201294	Fixed	4.625%	2/1/2046	111,078
100,897	Loan ID 201295	Fixed	4.500%	12/1/2045	77,267
776,969	Loan ID 201296	Fixed	4.250%	2/1/2046	774,048

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 348,128	Loan ID 201297	Fixed	4.875%	8/1/2045	$ 360,669
155,742	Loan ID 201298	Fixed	4.250%	8/1/2045	155,640
260,657	Loan ID 201299	Fixed	4.250%	12/1/2045	126,330
200,665	Loan ID 201300	Fixed	4.750%	3/1/2046	197,357
75,030	Loan ID 201301	Fixed	4.550%	10/1/2044	74,690
138,487	Loan ID 201302	Fixed	4.250%	5/1/2045	138,555
99,709	Loan ID 201303	Fixed	3.875%	3/1/2045	97,482
233,779	Loan ID 201304	Fixed	4.125%	2/1/2046	192,586
151,614	Loan ID 201305	Fixed	4.625%	8/1/2044	154,650
119,956	Loan ID 201306	Fixed	3.875%	9/1/2045	96,918
170,431	Loan ID 201307	Fixed	4.250%	11/1/2045	148,319
64,257	Loan ID 201308	Fixed	4.625%	11/1/2045	64,319
166,561	Loan ID 201309	Fixed	4.000%	9/1/2045	137,132
191,211	Loan ID 201310	Fixed	4.750%	9/1/2045	153,445
140,150	Loan ID 201311	Fixed	4.375%	3/1/2046	134,857
173,304	Loan ID 201312	Fixed	4.250%	2/1/2046	173,756
329,597	Loan ID 201313	Fixed	4.625%	1/1/2046	326,078
115,211	Loan ID 201315	Fixed	4.375%	9/1/2045	112,614
165,518	Loan ID 201316	Fixed	4.500%	2/1/2046	120,526
169,938	Loan ID 201317	Fixed	5.250%	2/1/2046	156,757
87,245	Loan ID 201318	Fixed	4.750%	11/1/2045	70,883
176,405	Loan ID 201319	Fixed	4.375%	10/1/2045	150,615
168,578	Loan ID 201320	Fixed	4.000%	10/1/2045	165,603
99,661	Loan ID 201321	Fixed	4.000%	1/1/2046	80,256
142,016	Loan ID 201322	Fixed	4.750%	9/1/2045	143,686
126,393	Loan ID 201323	Fixed	4.375%	7/1/2045	126,108
138,544	Loan ID 201324	Fixed	5.250%	4/1/2046	123,931
212,604	Loan ID 201325	Fixed	4.500%	5/1/2046	180,942
180,801	Loan ID 201326	Fixed	4.625%	3/1/2046	158,731
213,617	Loan ID 201327	Fixed	4.250%	9/1/2045	213,474
195,763	Loan ID 201328	Fixed	4.250%	11/1/2045	161,174
163,604	Loan ID 201329	Fixed	4.250%	11/1/2045	118,864
276,080	Loan ID 201330	Fixed	4.375%	6/1/2046	239,103
363,590	Loan ID 201331	Fixed	4.250%	10/1/2044	359,028
357,207	Loan ID 201333	Fixed	3.875%	1/1/2046	283,599
196,751	Loan ID 201335	Fixed	4.750%	1/1/2046	198,891
194,515	Loan ID 201336	Fixed	4.750%	1/1/2046	145,658
141,201	Loan ID 201337	Fixed	9.500%	1/1/2046	148,261
140,808	Loan ID 201338	Fixed	4.375%	10/1/2045	139,668
427,494	Loan ID 201339	Fixed	4.625%	7/1/2045	340,767
127,050	Loan ID 201340	Fixed	4.375%	7/1/2045	109,961
150,422	Loan ID 201341	Fixed	4.050%	11/1/2045	126,365
147,940	Loan ID 201342	Fixed	4.750%	7/1/2045	151,053
89,917	Loan ID 201343	Fixed	4.250%	11/1/2045	88,717

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 75,021	Loan ID 201344	Fixed	5.000%	7/1/2044	$ 78,339
139,628	Loan ID 201345	Fixed	4.125%	5/1/2045	116,295
480,883	Loan ID 201347	Fixed	5.750%	5/1/2046	496,013
465,482	Loan ID 201348	Fixed	6.500%	5/1/2046	488,757
242,325	Loan ID 201349	Fixed	5.625%	2/1/2046	250,180
249,917	Loan ID 201350	Fixed	4.000%	6/1/2045	214,587
63,723	Loan ID 201351	Fixed	4.500%	4/1/2045	48,124
75,666	Loan ID 201352	Fixed	4.875%	3/1/2045	76,726
504,689	Loan ID 201353	ARM	3.875%	5/1/2046	518,915
521,359	Loan ID 201354	Fixed	3.375%	7/1/2046	491,060
137,213	Loan ID 201355	Fixed	5.250%	12/1/2045	139,634
106,740	Loan ID 201356	Fixed	4.625%	10/1/2045	104,918
154,099	Loan ID 201358	Fixed	4.875%	7/1/2045	141,907
195,273	Loan ID 201359	Fixed	4.250%	9/1/2045	191,799
285,709	Loan ID 201360	Fixed	4.375%	9/1/2044	289,521
148,551	Loan ID 201361	Fixed	5.250%	7/1/2044	154,684
119,246	Loan ID 201362	Fixed	4.375%	4/1/2036	113,017
128,260	Loan ID 201363	Fixed	4.250%	2/1/2046	94,957
115,370	Loan ID 201364	Fixed	3.875%	4/1/2046	89,753
353,781	Loan ID 201365	Fixed	4.250%	10/1/2045	343,431
281,462	Loan ID 201366	Fixed	4.500%	6/1/2046	233,228
116,191	Loan ID 201367	Fixed	4.000%	10/1/2045	111,461
49,214	Loan ID 201368	Fixed	5.125%	2/1/2045	50,637
57,021	Loan ID 201369	Fixed	5.000%	1/1/2046	57,333
188,114	Loan ID 201370	Fixed	4.250%	7/1/2046	129,897
103,604	Loan ID 201371	Fixed	4.125%	4/1/2046	96,982
269,636	Loan ID 201372	Fixed	4.625%	8/1/2046	262,963
160,895	Loan ID 201373	Fixed	5.125%	4/1/2046	164,462
630,719	Loan ID 201374	Fixed	4.500%	5/1/2040	554,006
148,905	Loan ID 201375	Fixed	4.500%	6/1/2045	130,448
277,578	Loan ID 201376	Fixed	4.375%	5/1/2046	270,246
323,186	Loan ID 201377	Fixed	3.875%	5/1/2046	272,208
395,988	Loan ID 201378	Fixed	4.125%	4/1/2045	394,572
69,733	Loan ID 201379	Fixed	5.000%	10/1/2045	69,467
441,551	Loan ID 201380	Fixed	4.500%	5/1/2046	375,483
325,905	Loan ID 201381	Fixed	4.875%	7/1/2045	318,565
319,504	Loan ID 201382	Fixed	4.625%	9/1/2045	283,132
139,749	Loan ID 201383	Fixed	4.125%	12/1/2045	140,102
81,450	Loan ID 201384	Fixed	4.375%	10/1/2045	81,156
144,306	Loan ID 201385	Fixed	4.625%	12/1/2045	151,521
82,474	Loan ID 201386	Fixed	5.250%	5/1/2046	86,598
70,296	Loan ID 201387	Fixed	5.250%	8/1/2029	49,910
125,720	Loan ID 201388	Fixed	5.000%	10/1/2044	132,006
457,393	Loan ID 201389	Fixed	7.125%	6/1/2046	480,262

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 93.8%
$ 245,082	Loan ID 201390	Fixed	5.125%	9/1/2045	$ 244,329
410,099	Loan ID 201391	Fixed	5.125%	10/1/2045	418,033
179,634	Loan ID 201392	Fixed	3.750%	2/1/2046	169,883
436,796	Loan ID 201393	Fixed 30	3.750%	4/1/2056	292,653
83,760	Loan ID 201394	Fixed 30	6.700%	6/1/2034	56,119
87,434	Loan ID 201395	Fixed 30	6.300%	7/1/2044	58,580
73,945	Loan ID 201396	Fixed	5.000%	9/1/2046	49,543
274,443	Loan ID 201397	Fixed	4.125%	1/1/2046	233,419
85,781	Loan ID 201398	ARM	3.500%	10/1/2045	89,418
84,869	Loan ID 201399	Fixed	5.125%	11/1/2045	84,709
88,828	Loan ID 201400	Fixed	4.750%	7/1/2044	91,628
94,523	Loan ID 201401	Fixed	4.750%	7/1/2044	96,902
155,084	Loan ID 201402	Fixed	4.750%	8/1/2044	107,222
97,185	Loan ID 201403	Fixed	4.750%	8/1/2044	79,441
139,692	Loan ID 201404	Fixed	4.750%	9/1/2044	96,593
73,719	Loan ID 201405	Fixed	5.250%	7/1/2044	77,405
57,075	Loan ID 201406	Fixed	4.250%	6/1/2046	52,399
248,522	Loan ID 201407	Fixed	4.875%	1/1/2046	219,568
172,266	Loan ID 201408	Fixed	4.125%	1/1/2046	180,879
78,474	Loan ID 201409	Fixed	4.500%	12/1/2045	69,601
232,307	Loan ID 201410	Fixed	4.625%	1/1/2046	201,785
168,198	Loan ID 201411	Fixed	4.750%	12/1/2045	172,548
145,485	Loan ID 201412	Fixed	5.750%	12/1/2045	125,422
346,670	Loan ID 201413	Fixed	4.500%	7/1/2045	271,730
77,282	Loan ID 201414	Fixed	4.250%	7/1/2044	81,147
61,051	Loan ID 201415	Fixed	8.000%	4/1/2034	64,103
57,491	Loan ID 201416	Fixed	10.000%	7/1/2033	60,366
64,313	Loan ID 201417	Fixed	6.000%	8/1/2037	67,529
50,797	Loan ID 201418	Fixed	10.000%	4/1/2033	53,337
44,418	Loan ID 201419	Fixed	10.000%	11/1/2033	46,639
58,114	Loan ID 201420	Fixed	9.000%	10/1/2031	61,019
52,980	Loan ID 201421	Fixed	11.500%	7/1/2027	55,629
59,446	Loan ID 201422	Fixed	4.625%	10/1/2046	57,822
187,336,307	TOTAL MORTGAGE NOTES (Cost - $149,495,080)*				166,734,791

	OTHER INVESTMENTS* (Cost - $302,315)(a) - 0.2%				250,665

	TOTAL INVESTMENTS (Cost - $149,797,395)(a) - 94.0%				$ 166,985,456
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%				10,714,787
	NET ASSETS - 100.0%				$ 177,700,243

ARM - Adjustable Rate Mortgage
* Illiquid Securities
** Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$ 21,653,799
				Unrealized depreciation:	(4,465,738)
				Net unrealized appreciation:	$ 17,188,061

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation

Mortgage Notes – During the period ended December 31, 2016, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

As previously noted, the Fund’s management has contracted with a third-party pricing service to value its Mortgage Notes daily. The valuation inputs and subsequent output are reviewed and maintained on a daily basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored daily by the third-party servicer and Advisor relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 166,734,791	$ 166,734,791
Other Investments	-	-	250,665	$ 250,665
Total	$ -	$ -	$ 166,985,456	$ 166,985,456

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance - 10/1/16	$ 169,713,431	$ 404,767	$ 170,118,198
Net realized gain (loss)	266,260	55,907	322,167
Change in unrealized appreciation (depreciation)*	(2,077,567)	(89,918)	(2,167,485)
Cost of purchases	7,993,136	-	7,993,136
Proceeds from sales and principal paydowns	(9,436,701)	(120,091)	(9,556,792)
Amortization	276,232	-	276,232
Net Transfers in/out of Level 3	-	-	-
Ending balance - 12/31/16	$ 166,734,791	$ 250,665	$ 166,985,456

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at December 31, 2016 of $15,861,668.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2016. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 166,734,791	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-44.6%	10.9%
			Deliquency	0-883 days	22 days
			Loan-to-Value	3-480%	90.0%
Other Investments	250,665	Market comparable	Sales prices	$40-$166 sq/ft	$125 sq/ft
Closing Balance	$ 166,985,456

A change to the unobservable input may result in a significant change to the value of the investment as follows:
Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 3/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 3/1/2017

By (Signature and Title)

/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 3/1/2017